Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 55.7%
111,252	Invesco QQQ Trust Series 1	$68,343,216
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $65,452,642)	68,343,216

	TOTAL INVESTMENTS — 55.7%
	(Cost $65,452,642)	68,343,216

	Other Assets in Excess of Liabilities — 44.3%	54,352,254
	TOTAL NET ASSETS — 100.0%	$122,695,470

Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Invesco QQQ Trust, Series 1	Receive	4.65% (OBFR01* + 100bps)	At Maturity	11/30/2026	$78,073,192	$-	$(2,876,850)
TD Cowen	Invesco QQQ Trust, Series 1	Receive	4.40% (OBFR01* + 75bps)	At Maturity	5/1/2026	9,947,718	-	1,710,871
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	4.65% (OBFR01* + 100bps)	At Maturity	1/28/2026	83,496,378	-	5,287,658
TOTAL EQUITY SWAP CONTRACTS								$4,121,679

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.